Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2025, 2024, and 2023. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 3).

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$154.1	$226.5	$120.7
Home Entertainment
Digital Media	598.2	652.3	527.5
Packaged Media	60.0	84.0	70.5

Total Home Entertainment	658.2	736.3	598.0
Television	347.3	274.4	217.8
International	401.5	391.0	365.0
Other	28.6	28.1	22.2

Total Motion Picture revenues (1)	1,589.7	1,656.3	1,323.7
Television Production
Television	1,069.4	788.5	1,144.3
International	248.2	228.8	277.7
Home Entertainment
Digital Media	184.0	240.6	241.7
Packaged Media	4.1	2.0	3.3

Total Home Entertainment	188.1	242.6	245.0
Other	100.1	70.2	93.1

Total Television Production revenues (2)	1,605.8	1,330.1	1,760.1

Total revenues	$3,195.5	$2,986.4	$3,083.8

(1)
Total Motion Picture revenues for the fiscal years ended March 31, 2025, 2024, and 2023 includes $203.3 million, $128.2 million, and $44.2 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the fiscal years ended March 31, 2025, 2024, and 2023 includes $416.4 million, $417.7 million, and $731.3 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2025 are as follows:

	Year Ending March 31,
	2026	2027	2028	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$935.0	$376.3	$128.7	$50.7	$1,490.7

Accounts Receivable, Provision for Doubtful Accounts

	March 31, 2024	Recoveries	Other (1)	Uncollectible accounts written-off	March 31, 2025
	(Amounts in millions)
Provision for credit losses	$6.4	$(2.1)	$2.5	$(1.2)	$5.6

(1)	Represents a measurement period adjustment to the fair value of accounts receivable acquired in the acquisition of eOne (see Note 3).

LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2025, 2024 and 2023. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$154.1	$226.5	$120.7
Home Entertainment
Digital Media	598.2	652.3	527.5
Packaged Media	60.0	84.0	70.5

Total Home Entertainment	658.2	736.3	598.0
Television	347.3	274.4	217.8
International	401.5	391.0	365.0
Other	28.6	28.1	22.2

Total Motion Picture revenues	1,589.7	1,656.3	1,323.7
Television Production
Television	1,069.4	788.5	1,144.3
International	248.2	228.8	277.7
Home Entertainment
Digital Media	184.0	240.6	241.7
Packaged Media	4.1	2.0	3.3

Total Home Entertainment	188.1	242.6	245.0
Other	100.1	70.2	93.1

Total Television Production revenues	1,605.8	1,330.1	1,760.1
Media Networks - Programming Revenues
Domestic (1)	1,356.3	1,382.7	1,413.1
International	15.8	193.7	133.4

	1,372.1	1,576.4	1,546.5
Intersegment eliminations	(619.7)	(545.9)	(775.5)

Total revenues	$3,947.9	$4,016.9	$3,854.8

(1)
During the first quarter of the fiscal year ended March 31, 2025, the Company changed the presentation of Media Networks programming revenues to reflect revenues from Canada in the “Domestic” line item above in order to be consistent with how management is now reviewing the Media Networks segment. Revenues from Canada of $17.3 million and $17.3 million, respectively, for the fiscal years ended March 31, 2024 and March 31, 2023 were reclassified to “Domestic” from “International” in the table above to conform to the current period presentation.

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2025 are as follows:

	Year Ending March 31,
	2026	2027	2028	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$974.1	$376.3	$128.7	$50.7	$1,529.8

Accounts Receivable, Provision for Doubtful Accounts

	March 31, 2024	Recoveries	Other (1)	Uncollectible accounts written-off	March 31, 2025
	(Amounts in millions)
Provision for credit losses	$7.2	$(1.9)	$2.5	$(1.7)	$6.1

(1)	Represents a measurement period adjustment to the fair value of accounts receivable acquired in the acquisition of eOne (see Note 2).